FINANCIAL ASSETS AND LIABILITIES - Indemnifiable Generation Concessions (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	R$ 2,601,027
Concessions
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	2,172,162
Concessions | Furnas | Furnas HPP
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	762,191
Concessions | Furnas | Luiz Carlos De Barreto De Carvalho HPP
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	505,411
Concessions | Furnas | Marimbondo HPP
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	85,448
Concessions | Furnas | UHE Funil
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	49,449
Concessions | Furnas | UHE Porto Colmbia
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	43,701
Concessions | Furnas | Corumb I HPP
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	3,480
Concessions | Chesf | HPP Paulo Afonso I, II, III and IV
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	449,520
Concessions | Chesf | Boa Esperana
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	135,370
Concessions | Chesf | UHE Luiz Gonzaga (Itaparica)
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	65,935
Concessions | Chesf | UHE Xingo
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	38,793
Concessions | Chesf | UHE Funil
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	14,488
Concessions | Chesf | UHE Pedra
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	13,141
Concessions | Eletronorte | UHE Coaracy Nunes
FINANCIAL ASSETS AND LIABILITIES
Non-Current Assets	R$ 5,235